Warranty Liability - Disclosure of warranty liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Warranty Provision Abstract
Opening balance	$ 2,499,890	$ 2,077,750
Warranty additions	584,192	1,343,838
Warranty disbursements	(546,830)	(774,174)
Warranty expiry	0	(147,108)
Foreign exchange translation	(330)	(416)
Total	2,536,922	2,499,890
Current portion	774,378	750,806
Long term portion	1,762,544	1,749,084
Total	$ 2,536,922	$ 2,499,890